Other income (expenses), net (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Other Income and Expenses [Abstract]
Loss on disposal of property, plant and equipment, net	$ (61)	$ (162)	$ (420)
Exchange loss, net	(56)	(361)	(559)
(Provision for) reversal of doubtful accounts, net	674	(371)	(274)
Others	337	198	232
Other income (expenses), net	$ 894	$ (696)	$ (1,021)